Adjusting items included in net finance costs (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Gain related to tender offer	£ 590
Tender offer	1,800
Tender offer accrued interest and other costs	3
FV loss on derivatives	23
Netherlands
Disclosure of attribution of expenses by nature to their function [line items]
Interest expense	5
Brazil
Disclosure of attribution of expenses by nature to their function [line items]
Tax expense other than income tax expense	15
FII GLO
Disclosure of attribution of expenses by nature to their function [line items]
Interest related to FII GLO	31	£ 28
Adjusting item
Disclosure of attribution of expenses by nature to their function [line items]
Net finance costs	£ (516)	£ 23